Acquisitions and Divestitures	9 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the nine months ended December 31, 2018 and 2019.
As a result of the reassessment of the provisional purchase price allocation during the three months ended June 30, 2019, the Company recognized bargain purchase gains of ¥1,022 million associated with two of its acquisitions executed in the three months ended March 31, 2019. The bargain purchase gains could possibly be adjusted because the purchase price allocations for these acquisitions have not been completed yet with respect to the final valuation of acquired intangible assets among others.
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2018 and 2019 were ¥20,470 million and ¥58,488 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2018 mainly consisted of ¥18,688 million in Overseas Business segment, ¥1,220 million in Maintenance Leasing segment, ¥556 million in Investment and Operation segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2019 mainly consisted of ¥24,202 million in Overseas Business segment, ¥18,007 million in Investment and Operation segment and ¥16,216 million in Real Estate segment.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2018 and 2019 were ¥1,438 million and ¥25,200 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2018 mainly consisted of ¥1,220 million in Maintenance Leasing segment, ¥218 million in Overseas Business segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2019 mainly consisted of ¥16,072 million in Investment and Operation segment, ¥8,954 million in Overseas Business segment.
During the three months ended September 30, 2019, the Company sold ORIX Living Corporation (hereinafter, “ORIX Living”, which was a consolidated subsidiary of the Company and has changed its name to GOOD TIME LIVING Corporation on August 30, 2019). Gains on the sale of the subsidiary were included in Real Estate segment. Because the Company has determined to sell the subsidiary during fiscal 2019, the assets or debts of the subsidiary were mainly recognized as property under facility operations of ¥42,595 million and other liabilities of ¥23,078 million, which were classified as held for sale, in the Company’s consolidated balance sheets as of March 31, 2019. Neither gain nor loss was recognized as the related assets and liabilities were classified as held for sale. These related assets and liabilities were included in Real Estate segment.